Post-retirement benefits - Summary of amount recognised in balance sheet (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net surplus/(deficit) to be shown in the balance sheet	$ (470)	$ (1,028)	$ (2,273)
Effect of asset ceiling	(1)	0
– Deficits	(1,294)	(2,098)
– Surpluses	824	1,070
Net surplus/(deficit) on pension plans	152	(194)
Pension benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net surplus/(deficit) to be shown in the balance sheet	152	(194)
Effect of asset ceiling	(1)
– Deficits	(672)
– Surpluses	824
Net surplus/(deficit) on pension plans	152
Other benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net surplus/(deficit) to be shown in the balance sheet	(622)	(834)
Effect of asset ceiling	0
– Deficits	(622)
– Surpluses	0
Net surplus/(deficit) on pension plans	0
Unfunded
Disclosure of information about amounts recognized in balance sheet [Line Items]
Unfunded post-retirement healthcare obligation	(622)	(834)
Unfunded | Pension benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Unfunded post-retirement healthcare obligation	0
Unfunded | Other benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Unfunded post-retirement healthcare obligation	(622)
Plan assets
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net surplus/(deficit) to be shown in the balance sheet	10,708	14,700	14,905
Plan assets | Pension benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net surplus/(deficit) to be shown in the balance sheet	10,708	14,700
Plan assets | Other benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net surplus/(deficit) to be shown in the balance sheet	0	0
Present value of defined benefit obligation
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net surplus/(deficit) to be shown in the balance sheet	(11,177)	(15,728)	$ (17,178)
Present value of defined benefit obligation | Pension benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net surplus/(deficit) to be shown in the balance sheet	(10,555)	(14,894)
Present value of defined benefit obligation | Other benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net surplus/(deficit) to be shown in the balance sheet	(622)	(834)
Present value of defined benefit obligation | Funded
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net surplus/(deficit) to be shown in the balance sheet	(10,226)	(14,462)
Present value of defined benefit obligation | Funded | Pension benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net surplus/(deficit) to be shown in the balance sheet	(10,226)
Present value of defined benefit obligation | Funded | Other benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net surplus/(deficit) to be shown in the balance sheet	0
Present value of defined benefit obligation | Unfunded
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net surplus/(deficit) to be shown in the balance sheet	(951)	$ (1,266)
Present value of defined benefit obligation | Unfunded | Pension benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net surplus/(deficit) to be shown in the balance sheet	(329)
Present value of defined benefit obligation | Unfunded | Other benefits
Disclosure of information about amounts recognized in balance sheet [Line Items]
Net surplus/(deficit) to be shown in the balance sheet	$ (622)